Condensed Consolidated Statements of Comprehensive Income / (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net sales	$ 11,434	$ 5,293
Cost of sales	(5,699)	(3,173)
Depreciation of production assets	(257)	(243)
Gross profit	5,478	1,877
Other operating income	71	82
Research & development expenses	(9,603)	(5,792)
Selling & marketing expenses	(9,474)	(7,393)
General & administrative expenses	(27,351)	(16,090)
Total operating expenses	(46,357)	(29,193)
Operating loss	(40,879)	(27,316)
Non-operating income	9,658	6,964
Interest and amortization of debt discount and expense	(1)	(88)
Non-operating expenses	(5,261)	(1,846)
Loss before income tax expense	(36,483)	(22,286)
Income tax income / (expense)	302	(1)
Equity in earnings of unconsolidated entities	(229)
Net loss	(36,410)	(22,287)
Less: Net loss attributable to noncontrolling interests	(27,083)	(17,835)
Net loss attributable to WISeKey International Holding Ltd	(9,327)	(4,452)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(550)	700
Unrealized gains on debt securities
Unrealized holding gains arising during the period	(1)	23
Defined benefit pension plans:
Net gain arising during the period	160	95
Other comprehensive income / (loss)	(391)	818
Comprehensive loss	(36,801)	(21,469)
Other comprehensive income attributable to noncontrolling interests	(416)	65
Other comprehensive income / (loss) attributable to WISeKey International Holding Ltd	25	753
Comprehensive loss attributable to noncontrolling interests	(27,499)	(17,770)
Comprehensive loss attributable to WISeKey International Holding Ltd	$ (9,302)	$ (3,699)
Class A Common Stock
Earnings per Share - Basic	$ (0.87)	$ (0.53)
Earnings per Share - Diluted	(0.87)	(0.53)
Earning per Share attributable to WISeKey International Holding Ltd - Basic	(0.22)	(0.11)
Earning per Share attributable to WISeKey International Holding Ltd - Diluted	(0.22)	(0.11)
Class B Common Stock
Earnings per Share - Basic	(8.65)	(5.32)
Earnings per Share - Diluted	(8.65)	(5.32)
Earning per Share attributable to WISeKey International Holding Ltd - Basic	(2.22)	(1.06)
Earning per Share attributable to WISeKey International Holding Ltd - Diluted	$ (2.22)	$ (1.06)